Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares
NUMBER OF OPTIONS
Outstanding, beginning of period (in shares) | shares	12,825,541
Granted (in shares) | shares	3,410,150
Exercised (in shares) | shares	(419,546)
Forfeited (in shares) | shares	(41,845)
Outstanding, end of period (in shares) | shares	15,774,300
Exercisable, end of period (in shares) | shares		5,299,256
WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, beginning of period (CAD per share)	$ 57
Granted (CAD per share)	65
Exercised (CAD per share)	53
Forfeited (CAD per share)	60
Outstanding, end of period (CAD per share)	57	$ 59
Exercisable, end of period (CAD per share)		$ 58
Weighted average share price, share options exercised (CAD per share)	$ 64